Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Consolidated statements of comprehensive income
Net income	€ 224,795	€ 327,343	€ 682,728	€ 789,247
Components that will not be reclassified to profit or loss:
FVOCI equity investments	661	7,803	3,899	7,803
Actuarial gain (loss) on defined benefit pension plans	62,559	9,778	77,537	60,759
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(18,884)	(3,061)	(22,851)	(18,319)
Total	44,336	14,520	58,585	50,243
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	67,283	(5,219)	475,074	(1,520,693)
FVOCI debt securities	(9,656)	1,042	(13,611)	7,456
Gain (loss) related to cash flow hedges	(7,165)	838	(30,503)	26,510
Cost of hedging	(2,165)	1,302	(6,284)	(852)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	4,341	(1,126)	13,168	(8,098)
Total	52,638	(3,163)	437,844	(1,495,677)
Other comprehensive income (loss), net of tax	96,974	11,357	496,429	(1,445,434)
Total comprehensive income (loss)	321,769	338,700	1,179,157	(656,187)
Comprehensive income attributable to noncontrolling interests	68,108	49,730	219,610	8,319
Comprehensive income (loss) attributable to shareholders of FME AG	€ 253,661	€ 288,970	€ 959,547	€ (664,506)